Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation		$ (7.9)	$ 17.3
Derivative instrument fair market value, net of income taxes of $0.9 and $0.4		(1.8)	(1.0)
Employee pension and postretirement benefit adjustments, net of income taxes of $0.3 and $0.8		(34.8)	(37.0)
Accumulated other comprehensive loss	$ (39.6)	$ (44.5)	$ (20.7)